Net Loss Per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Net Loss Per Share Attributable to Common Stockholders

Note 14 — Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the calculation of basic and diluted net loss per share attributable to common stockholders during the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Net loss attributable to Nuvve Holding Corp. common stockholders	$(8,575,188)	$(6,720,547)	$(24,697,046)	$(17,071,274)
Weighted-average shares used to compute net loss per share attributable to Nuvve common stockholders, basic and diluted	804,775	548,822	704,310	499,300
Net Loss per share attributable to Nuvve common stockholders, basic and diluted	$(10.66)	$(12.25)	$(35.07)	$(34.19)

The following outstanding shares of common stock equivalents were excluded from the calculation of the diluted net loss per share attributable to Nuvve common stockholders because their effect would have been anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Stock options issued and outstanding	64,248	66,241	63,918	65,620
Nonvested restricted stock issued and outstanding	12,803	27,947	11,456	23,802
Public warrants	71,875	71,875	71,875	71,875
Private warrants	3,406	3,406	3,406	3,406
PIPE warrants	33,844	33,844	33,844	33,844
Stonepeak and Evolve warrants	150,000	150,000	150,000	150,000
Stonepeak and Evolve options	125,000	125,000	125,000	125,000
Institutional/Accredited Investor Warrants	100,000	68,478	100,000	23,077
Total	561,176	546,791	559,499	496,624

Note 14 — Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the calculation of basic and diluted net loss per share attributable to common stockholders:

	Years Ended December 31,
	2022	2021
Net loss attributable to Nuvve Holding Corp. common stockholders	$(24,928,377)	$(72,842,401)
Weighted-average shares used to compute net loss per share attributable to Nuvve common stockholders, basic and diluted	524,297	416,362
Net Loss per share attributable to Nuvve common stockholders, basic and diluted	$(47.55)	$(174.95)

The following outstanding shares of common stock equivalents were excluded from the calculation of the diluted net loss per share attributable to Nuvve common stockholders because their effect would have been anti-dilutive:

	Years Ended December 31,
	2022	2021
Stock options issued and outstanding	65,123	60,610
Nonvested restricted stock issued and outstanding	23,957	17,732
Public warrants	71,875	75,839
Private warrants	3,406	3,594
PIPE warrants	33,844	35,710
Stonepeak and Evolve warrants	150,000	125,735
Stonepeak and Evolve options	125,000	104,779
Institutional/Accredited Investor Warrants	42,466	—
Total	515,671	423,999